Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	This amendment is being filed to correct the presentation of share activity in the beneficial share ownership table. In the original filing, redemption shares were inadvertently reported as positive amounts. Except as set forth above and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b), this amendment does not amend, update or change any other information or disclosures contained in the original filing.
Registrant Name	COLORADO BONDSHARES A TAX EXEMPT FUND
Entity Central Index Key	0000810744
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX
Shareholder Report [Line Items]
Fund Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Class Name	COLORADO BONDSHARES A TAX-EXEMPT FUND
Trading Symbol	HICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Colorado BondShares A Tax-Exempt Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.coloradobondshares.com. You can also request this information by contacting us at 1-800-572-0069.
Additional Information Phone Number	1-800-572-0069
Additional Information Website	www.coloradobondshares.com
Expenses [Text Block]
What were the
Fund
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Colorado BondShares	$37	0.74%
*Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74% [1]
Net Assets	$ 1,959,473,820
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 4,850,825
Investment Company, Portfolio Turnover	1.34%
Additional Fund Statistics [Text Block]
What are the Key Fund statistics you should know?
The following table outlines key fund statistic that you should pay attention to:

Fund’s net assets	$1,959,473,820

Total number of portfolio holdings	331

Total advisory fees paid	$4,850,825

Portfolio turnover rate as of the end of the reporting period	1.34%

Holdings [Text Block]
What is the fund invested in?
The tables and charts below show the investment makeup of the fund, representing percentage of total net asset of the fund.
Portfolio Breakdown by Credit Rating
(As of March 31, 2026)

Portfolio Breakdown by Type of Investment
(As of March 31, 2026)

[1]	Annualized for period less than one year.